NOTE 11 - STOCKHOLDERS EQUITY - Summary of Warrant Activity (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Outstanding, Number	2,538,101
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.32
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Outstanding, Weighted Average Remaining Contractual Terms	4 years 9 months 7 days
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Granted	2,538,101
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 0.32
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Exercised
[custom:ShareBasedCompensationArrangementByShareBasedPaymentAwardEquityInstrumentsOtherThanOptionsExercisedWeightedAverageExercisePrice]
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Forfeitures
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Forfeitures, Intrinsic Value, Amount Per Share
Warrants Granted [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Outstanding, Weighted Average Remaining Contractual Terms	4 years 9 months 7 days
Warrants Exercised [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Outstanding, Weighted Average Remaining Contractual Terms
Warrants Forfeited [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Outstanding, Weighted Average Remaining Contractual Terms